May 01, 2020

VOYA PARTNERS, INC.

VY® Invesco Comstock Portfolio

(the "Portfolio")

Supplement dated February 16, 2021

to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class and Service 2 Class

Prospectus and related Summary Prospectus, each dated May 1, 2020

(each a "Prospectus" and collectively the "Prospectuses")

On January 14, 2021, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolio's expense limits effective January 1, 2021.

Effective immediately, the Portfolio's Prospectus is revised as follows:

1.    The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's

Prospectuses is deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

1

2

Class		ADV	I	R6	S	S2
Management Fees	%	0.70	0.70	0.70	0.70	0.70
Distribution and/or Shareholder Services (12b-1)%		0.50	None	None	0.25	0.40
Fees
Other Expenses	%	0.11	0.11	0.05	0.11	0.11
Total Annual Fund Operating Expenses	%	1.31	0.81	0.75	1.06	1.21
Waivers and Reimbursements2%		(0.11)	(0.11)	(0.05)	(0.11)	(0.11)
Total Annual Fund Operating Expenses After Waivers	%	1.20	0.70	0.70	0.95	1.10
and Reimbursements

Expense information has been restated to reflect current contractual rates.

The adviser is contractually obligated to limit expenses to 1.20%, 0.70%, 0.70%, 0.95%, and 1.10% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio's board.

2.    The table in the section entitled "Expense Example" in the summary section of the Portfolio's

Prospectuses is deleted and replaced with the following:

Class	1YR	3 Yrs	5 Yrs	10 Yrs
ADV	$122	404	708	1,569
I	$72	248	439	991
R6	$72	235	412	926
S	$97	326	574	1,284
S2	$112	373	654	1,456